Income Taxes (Table)	3 Months Ended
Mar. 31, 2025
Income Taxes
Schedule of deferred tax assets (liabilities)
	March 31, 2025	December 31, 2024
Net operating loss carryforwards	$1,045,502	$965,019
Other expense temporary difference	6,593	2,813
Total deferred tax assets	1,052,095	967,833
Deferred revenue	(21,849)	-
Deferred tax liability- Depreciation	(2,263)	(2,263)
Allowance	(1,027,983)	(965,570)
Net deferred taxes	$-	$-

Schedule of federal statutory rate
	March 31, 2025	March 31, 2024
Federal statutory rate	21.0%	21.0%
Valuation allowance	(21.0)	(21.0)

Effective income tax rate	0.0%	0.0%